QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
CONSUMER DISCRETIONARY – 25.7%
AutoNation, Inc.*	1,404	$166,711
AutoZone, Inc.*	122	260,762
Dollar Tree, Inc.*	1,537	254,158
Home Depot, Inc. (The)	3,477	1,046,368
Lowe's Cos., Inc.	2,704	517,897
Lululemon Athletica, Inc.*	862	267,660
Murphy USA, Inc.	663	188,531
O'Reilly Automotive, Inc.*	409	287,768
Penske Automotive Group, Inc.	1,539	176,200
Tractor Supply Co.	1,036	198,373
Williams-Sonoma, Inc.	1,447	208,976
		3,573,404
CONSUMER STAPLES – 16.0%
Coca-Cola Consolidated, Inc.	269	137,997
Costco Wholesale Corp.	1,571	850,382
Flowers Foods, Inc.	5,860	166,483
Hershey Co. (The)	1,064	242,549
Kroger Co. (The)	5,008	232,571
National Beverage Corp.	3,092	167,525
Pilgrim's Pride Corp.*	5,117	160,520
Sysco Corp.	3,104	263,530
		2,221,557
ENERGY – 20.3%
Canadian Natural Resources Ltd.	10,182	562,046
Cenovus Energy, Inc.	20,191	385,244
ConocoPhillips	5,280	514,430
Continental Resources, Inc.	3,163	217,899
Coterra Energy, Inc.	7,686	235,115
Marathon Oil Corp.	8,190	203,112
Pioneer Natural Resources Co.	1,319	312,537
Southwestern Energy Co.*	25,324	178,788
Texas Pacific Land Corp.	115	210,893
		2,820,064
HEALTH CARE – 14.9%
AMN Healthcare Services, Inc.*	1,388	156,067
Chemed Corp.	337	162,127
McKesson Corp.	844	288,293
QuidelOrtho Corp.*	1,615	164,795
UnitedHealth Group, Inc.	1,992	1,080,341
Waters Corp.*	592	215,506
		2,067,129
INDUSTRIALS – 12.4%
Builders FirstSource, Inc.*	3,071	208,828
CH Robinson Worldwide, Inc.	1,730	191,511
Elbit Systems Ltd.	730	169,163
Fastenal Co.	4,432	227,627
FTI Consulting, Inc.*	863	141,152
Landstar System, Inc.	1,057	165,505
Robert Half International, Inc.	2,164	171,259
Rollins, Inc.	5,379	207,468

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
WW Grainger, Inc.	452	$245,676
		1,728,189
INFORMATION TECHNOLOGY – 1.3%
ExlService Holdings, Inc.*	1,034	174,095
MATERIALS – 9.1%
CF Industries Holdings, Inc.	2,214	211,415
ICL Group Ltd.	19,004	172,746
Mosaic Co. (The)	3,971	209,113
Nucor Corp.	2,092	284,094
Reliance Steel & Aluminum Co.	992	188,728
Steel Dynamics, Inc.	2,633	205,058
		1,271,154
TOTAL COMMON STOCKS
(Cost $13,701,699)		13,855,592

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	36,150	36,150
TOTAL SHORT TERM INVESTMENTS
(Cost $36,150)		36,150
TOTAL INVESTMENTS – 100.0%
(Cost $13,737,849)		13,891,742
Other Assets in Excess of Liabilities – 0.0%		1,193
TOTAL NET ASSETS – 100.0%		$13,892,935

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.